Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Reconciliation of Federal Statutory Income Tax Rate

The components of loss before income taxes and a reconciliation of the statutory federal income tax with the provision for income taxes are as follows:

	Year Ended December 31
	2016	2015
Federal tax at statutory rate	34.00%	34.00%
State and local tax at statutory rates	0.83	0.83
Research and development credits	3.77	4.06
Change in valuation allowance	(37.28)	(38.26)
Other	(1.32)	(0.63)

Effective tax rate	0.00%	0.00%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$23,146,178	$17,427,880
Accrued expenses	18,400	143,295
Stock-based compensation	96,570	—
Research and development credits	2,670,688	2,031,211
Other	20,784	19,565

Total deferred tax assets	25,952,620	19,621,951
Deferred tax liabilities:
Stock-based compensation	—	2,803
Fixed assets	8,434	9,220

Total deferred tax liabilities	8,434	12,023

Net deferred tax assets before valuation allowance	25,944,186	19,609,928
Less valuation allowance	(25,944,186)	(19,609,928)

Net deferred tax asset	$—	$—